Income Tax	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Income Tax
27.	INCOME TAX

This tax shall be recognized following the liability method, recognizing (as credit or debt) the tax effect of temporary differences between the carrying amount of an asset or liability and its tax base, and its subsequent recognition in profit or loss for the fiscal year in which the reversal of such differences occurs, considering as well the possibility of using tax losses in the future.

Deferred tax assets and deferred tax liabilities in the statement of financial position are as follows:

	12/31/2018	12/31/2017	01/01/2017
Deferred tax assets
Debt securities		7,356
Loans and other financing	978,858	1,231,407	806,529
Other financial assets	1,077	19,439	13,852
Allowances for contingencies	277,445	307,804	216,043
Provisions and employee benefits	260,393	268,470	290,578

Total deferred tax assets	1,517,773	1,834,476	1,327,002

	12/31/2018	12/31/2017	01/01/2017
Deferred tax liabilities
Property, plant and equipment	3,036,215	2,820,014	3,308,673
Intangible assets	575,055	483,240	557,999
Investment in associates and joint ventures	41,677	247,924	155,388
Other financial and nonfinancial liabilities	206,282	157,685	222,311

Total deferred tax liabilities	3,859,229	3,708,863	4,244,371

Net deferred tax liabilities	2,341,456	1,874,387	2,917,369

Changes in net deferred tax liabilities as of December 31, 2018 and 2017 are summarized as follows:

	12/31/2018	12/31/2017
Net deferred tax liabilities at beginning of year	1,874,387	2,917,369
(Loss) /Profit for deferred taxes recognized in total comprehensive income (*)	(423,630)	1,042,982
Other tax effects	(43,439)

Net deferred tax liabilities at fiscal year end	2,341,456	1,874,387

(*)	For changes in fiscal year 2017, the Bank included profits for an amount of 695,443 related to the effect of the rate change, under the tax reform described in Note 3.13.1.

The income tax recognized in the statement of income and in the statement of other comprehensive income differs from the income tax to be recognized if all income were subject to the current tax rate.

The table below shows the reconciliation between income tax and the amounts obtained by applying the current tax rate in Argentina to the income carrying amount:

	12/31/2018	12/31/2017
Income carrying amount before income tax	8,593,004	14,428,414
Applicable income tax rate	30%	35%

Income tax on income carrying amount	2,577,901	5,049,945

Net permanent differences and other tax effects	142,261	(512,862)
Monetary effects	6,606,955	3,871,725

Total income tax	9,327,117	8,408,808

As of December 31, 2018 and 2017, the effective income tax rate is 108.5% and 58.3%, respectively. For income tax purposes and considering the regulations of the tax authority, the inflation adjustment is not applicable for fiscal years 2018 and 2017.

In the consolidated Financial Statements, tax assets (current and deferred) of an entity of the Group shall not be offset with the tax liabilities (current and deferred) of other entity of the Group because they correspond to income tax applicable to different taxable subjects and also they are not legally entitled before the tax authority to pay or receive only one amount to settle the net position.